INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Schedule Of Detailed Information About Inventories Explanatory

	December 31, 2025	December 31, 2024
Stockpiled ore	$322,470	$109,762
Heap leach ore	227,753	467,719
Work-in-process	62,062	29,454
Finished goods	12,072	14,895
Supplies	113,532	72,813
Total inventories	$737,889	$694,643

Classified and presented as:
Current	$369,759	$417,541
Non-current(1)	368,130	277,102
	$737,889	$694,643
(1)    Non-current inventories at December 31, 2025 primarily relate to stockpiled ore at Greenstone and Valentine and heap leach ore at Mesquite (2024 - primarily relate to heap leach ore at Mesquite and Castle Mountain).